Consolidated Balance Sheet (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	7,308,685	7,294,792
Common stock, shares outstanding (in shares)	6,379,323	6,423,630
Treasury stock, shares (in shares)	929,362	871,162